Tax Liabilities - Summary of Tax Regulation Program (Parenthetical) (Detail) - Installment Payment of Taxes - PRT [member] R$ in Thousands	1 Months Ended	12 Months Ended
	May 31, 2017 BRL (R$) Installment	Dec. 31, 2018
Tax liability recognized [line items]
Tax liabilities to be paid in 24 installment	R$ 125,415
Number of installments	24	24
Tax liabilities to be paid in 60 installment	R$ 34,196
Number of installments for payments of residual | Installment	60